Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Apr. 30, 2019
Registrant Name	IndexIQ ETF Trust
Entity Central Index Key	0001415995
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 29, 2019
Document Effective Date	Aug. 29, 2019
Prospectus Date	Aug. 29, 2019
IQ Hedge Multi-Strategy Tracker ETF | IQ Hedge Multi-Strategy Tracker ETF
Prospectus:
Trading Symbol	QAI
IQ Hedge Macro Tracker ETF | IQ Hedge Macro Tracker ETF
Prospectus:
Trading Symbol	MCRO
IQ Hedge Market Neutral Tracker ETF | IQ Hedge Market Neutral Tracker ETF
Prospectus:
Trading Symbol	QMN
IQ Hedge Long/Short Tracker ETF | IQ Hedge Long/Short Tracker ETF
Prospectus:
Trading Symbol	QLS
IQ Hedge Event-Driven Tracker ETF | IQ Hedge Event-Driven Tracker ETF
Prospectus:
Trading Symbol	QED
IQ Real Return ETF | IQ Real Return ETF
Prospectus:
Trading Symbol	CPI
IQ Leaders GTAA Tracker ETF | IQ Leaders GTAA Tracker ETF
Prospectus:
Trading Symbol	QGTA
IQ Enhanced Core Bond U.S. ETF | IQ Enhanced Core Bond U.S. ETF
Prospectus:
Trading Symbol	AGGE
IQ Enhanced Core Plus Bond U.S. ETF | IQ Enhanced Core Plus Bond U.S. ETF
Prospectus:
Trading Symbol	AGGP
IQ Short Duration Enhanced Core Bond U.S. ETF | IQ Short Duration Enhanced Core Bond U.S. ETF
Prospectus:
Trading Symbol	SDAG
IQ Merger Arbitrage ETF | IQ Merger Arbitrage ETF
Prospectus:
Trading Symbol	MNA
IQ Global Resources ETF | IQ Global Resources ETF
Prospectus:
Trading Symbol	GRES
IQ Global Agribusiness Small Cap ETF | IQ Global Agribusiness Small Cap ETF
Prospectus:
Trading Symbol	CROP
IQ U.S. Real Estate Small Cap ETF | IQ U.S. Real Estate Small Cap ETF
Prospectus:
Trading Symbol	ROOF
IQ Chaikin U.S. Dividend Achievers ETF | IQ Chaikin U.S. Dividend Achievers ETF
Prospectus:
Trading Symbol	CDVA
IQ Chaikin U.S. Large Cap ETF | IQ Chaikin U.S. Large Cap ETF
Prospectus:
Trading Symbol	CLRG
IQ Chaikin U.S. Small Cap ETF | IQ Chaikin U.S. Small Cap ETF
Prospectus:
Trading Symbol	CSML
IQ 50 Percent Hedged FTSE International ETF | IQ 50 Percent Hedged FTSE International ETF
Prospectus:
Trading Symbol	HFXI
IQ 50 Percent Hedged FTSE Europe ETF | IQ 50 Percent Hedged FTSE Europe ETF
Prospectus:
Trading Symbol	HFXE
IQ 50 Percent Hedged FTSE Japan ETF | IQ 50 Percent Hedged FTSE Japan ETF
Prospectus:
Trading Symbol	HFXJ
IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF | IQ S&P U.S. Preferred Stock Low Volatility High Dividend ETF
Prospectus:
Trading Symbol	PRHD
IQ 500 International ETF | IQ 500 International ETF
Prospectus:
Trading Symbol	IQIN
IQ 500 ETF | IQ 500 ETF
Prospectus:
Trading Symbol	IQUS
IQ S&P High Yield Low Volatility Bond ETF | IQ S&P High Yield Low Volatility Bond ETF
Prospectus:
Trading Symbol	HYLV
IQ Candriam SRI US Equity ETF | IQ Candriam SRI US Equity ETF
Prospectus:
Trading Symbol	SRIU
IQ Candriam SRI World Equity ETF | IQ Candriam SRI World Equity ETF
Prospectus:
Trading Symbol	SRIW
IQ Candriam SRI International Equity ETF | IQ Candriam SRI International Equity ETF
Prospectus:
Trading Symbol	SRIN
IQ Candriam SRI European Equity ETF | IQ Candriam SRI European Equity ETF
Prospectus:
Trading Symbol	SRIE
IQ Candriam SRI Asia Pacific Equity ETF | IQ Candriam SRI Asia Pacific Equity ETF
Prospectus:
Trading Symbol	SRIA